Financial Assets and Financial Liabilities - Schedule of Financial Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets at FVTPL
Equity investment at FVTPL
Total non-current financial assets at FVTPL
Total financial assets
Financial assets at amortised cost
Trade receivables	12,000	22,844
Financial assets included in other receivables and other assets, net	11,213	7,231
Amounts due from related parties, net	29,746	303
Amounts due from shareholders, net		1,913
Cash and cash equivalents	2,568	7,574
Total current financial assets at amortised cost	55,527	39,865
Financial assets included in other receivables and other assets	1,210	1,642
Investment in associates and joint ventures		2,370
Total non-current financial assets at amortised cost	1,210	4,012
Total financial assets at amortised cost	56,737	43,877
Total financial assets	¥ 56,737	¥ 43,877